United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/19

Date of Reporting Period: Six months ended 9/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2018

Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Portfolio of Investments Summary Table (unaudited)
At September 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	85.8%
Corporate Debt Security	0.2%
Asset-Backed Security	0.2%
Cash Equivalents[2]	11.3%
Other Assets and Liabilities—Net[3]	2.5%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2018 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	ASSET-BACKED SECURITY—0.2%
		Services - Airlines—0.2%
$1,361,111	[2]	KAL ABS Cayman Ltd. 17, Class A, 5.23%, (1-month USLIBOR +3.000%), 4/27/2019 (IDENTIFIED COST $1,352,816)	6/10/2016	$1,321,639	$1,348,861
		CORPORATE BOND—0.2%
		Energy - Exploration & Production—0.2%
1,180,800		Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019 (IDENTIFIED COST $1,200,387)			1,196,050
	[1]	TRADE FINANCE AGREEMENTS—85.8%
		Basic Industry - Chemicals—6.1%
7,000,000	[2]	ETG Agri Inputs FZE Dubai, 5.41469%, (1-month USLIBOR +3.250%), 5/16/2019	5/15/2018	7,000,000	6,986,000
5,000,000	[2]	Industries Chimiques Du Senegal, 6.0905%, (3-month USLIBOR +3.750%), 11/6/2023	11/3/2017	5,000,000	5,007,500
1,352,000	[2]	Kuwait Paraxylen, 2.94219%, (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018	1,331,720	1,345,240
3,169,698	[2]	Kuwait Paraxylen, 2.94219%, (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018	3,123,456	3,153,850
5,313,611	[2]	Qatar Chemical Co. II Ltd., 3.28144%, (3-month USLIBOR +0.950%), 1/10/2020	7/31/2018	5,309,547	5,308,297
7,559,250	[2]	Qatofin Co. Ltd., 3.06581%, (2-month USLIBOR +0.850%), 6/30/2019	7/31/2018	7,543,376	7,547,911
7,500,000	[2]	Sasol Chemicals, 4.41629%, (3-month USLIBOR +2.250%), 12/22/2021	9/25/2018	7,490,500	7,496,250
		TOTAL			36,845,048
		Basic Industry - Forestry/Paper—1.0%
6,000,000	[2]	Bahia Cellulose, 5.16469%, (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	6,002,250	6,003,000
		Basic Industry - Metals/Mining Excluding Steel—5.1%
2,299,362	[3,4,5]	Discovery Copper, 5.1347%, 3/1/2015	9/29/2011 - 9/22/2015	2,294,479	690,958
5,000,000	[2]	Harmony Gold Mining Co. Ltd., 5.46175%, (3-month USLIBOR +3.150%), 8/17/2020	7/31/2018	5,000,000	4,995,000
6,434,382	[3,4,5]	Just Group LLC, 10.28%, 9/6/2014	1/6/2012 - 9/21/2017	6,430,658	2,454,717
1,623,746	[2]	Kazakhmys II, 5.24219%, (1-month USLIBOR +3.000%), 12/31/2018	12/1/2014	1,615,627	1,608,320
5,480,628	[2,6]	Mechel Kuzbass III, 9.63256%, (3-month USLIBOR +7.500%), 1/31/2021	7/26/2012 - 9/10/2018	5,480,628	4,190,976
5,464,997	[2,6]	Mechel Yakutugol III, 9.63256%, (1-month USLIBOR +7.500%), 1/31/2021	7/26/2012 - 9/10/2018	5,464,997	4,179,023
5,000,000	[2]	Suek Tranche B, 5.21219%, (1-month USLIBOR +3.000%), 5/17/2022	6/15/2017 - 11/24/2017	5,002,000	4,987,500
5,283,905	[2]	Trafigura, 3.36738% (1-month USLIBOR + 1.20%), 3/28/2019	11/30/2015 - 12/1/2016	5,283,905	5,283,905
2,216,095	[2]	Trafigura, 2.25738% (1-month USLIBOR + 0.09%), 3/28/2019	11/30/2015	2,216,095	2,216,095
		TOTAL			30,606,494
		Basic Industry - Steel Producers/Products—1.7%
4,375,000	[2]	Emirates Steel Industries PJSC, 3.83006%, (3-month USLIBOR +1.600%), 12/31/2021	3/29/2018	4,364,063	4,359,687
6,000,000	[2]	Ferrexpo AG, 6.88613%, (3-month USLIBOR +4.500%), 12/31/2020	3/7/2018	5,932,500	5,988,000
		TOTAL			10,347,687
		Capital Goods - Aerospace & Defense—0.9%
800,000	[2]	Biman, 7.8405%, (3-month USLIBOR +5.500%), 2/6/2019	11/5/2015	663,138	796,400
2,962,964	[2]	Gulf Air BSC, 5.41813%, (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	2,964,075	2,962,964
1,458,333	[2]	TAAG Angola Airlines, 7.28713%, (3-month USLIBOR +4.950%), 6/9/2020	6/16/2014	1,436,094	1,457,604
		TOTAL			5,216,968
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Cyclical - Apparel/Textiles—1.6%
$1,136,800	[2]	Defacto, 6.256%, (1-month USLIBOR +4.000%), 5/30/2019	3/30/2016	$1,128,842	$1,137,937
3,390,000	[2]	PT Delta Dunia Sandang Tekstil, 7.33144%, (3-month USLIBOR +5.000%), 10/10/2021	10/6/2016	3,359,490	3,383,220
4,989,524	[2]	PT Pan Brothers TBK, 3.81499%/3.85752%, (3-month USLIBOR +2.000%), 1/23/2019	6/21/2018 - 9/26/2018	4,989,524	4,979,545
		TOTAL			9,500,702
		Consumer Non-Cyclical - Beverage—1.2%
4,875,000	[2]	Consolidated International Beverage Investments SPC Limited, 5.381%, (3-month USLIBOR +3.000%), 11/24/2020	5/29/2018	4,852,088	4,843,313
675,000	[2]	Khmer Brewery, 7.88613%, (3-month USLIBOR +5.500%), 9/30/2019	6/30/2016 - 8/14/2017	675,000	672,975
1,575,000	[2]	Khmer Brewery, 7.88613%, (3-month USLIBOR +5.500%), 9/30/2019	6/30/2016 - 8/14/2017	1,575,000	1,575,000
		TOTAL			7,091,288
		Consumer Non-Cyclical - Tobacco—0.8%
4,904,632	[2]	Premium Tobacco Brazil Holdings Ltd., 6.31725%-6.34856%, (3-month USLIBOR +4.000%), 4/23/2019	5/1/2018 - 7/11/2018	4,904,632	4,904,632
		Consumer Non-Cyclical/Food-Wholesale—6.2%
4,000,000		Agrofertil, 4.2422%, 4/30/2019	5/17/2018	3,842,913	3,854,000
642,978		Banacol, 1.75%, 6/28/2025	1/2/2013 - 6/28/2017	625,198	598,613
2,434,456		Dansk Landbrugs Grovvareselskab amba (DLG), 3.4727%, 10/12/2018	7/24/2018	2,415,903	2,411,328
6,230,798	[2]	Gambia, Government of, 4.98837%-5.71365%, (12-month USLIBOR +3.500%), 9/6/2019	12/21/2017 - 9/12/2018	6,230,798	6,224,567
1,100,864	[3,6]	GVO, 5.3341%, 11/2/2015	4/13/2011	1,105,045	990,778
4,165,727	[2]	Metl Group, 5.11819%, (3-month USLIBOR +2.900%), 2/16/2019	12/29/2017 - 9/27/2018	4,165,728	4,159,479
4,375,000	[2]	Molino Canuelas, 7.50288%, (6-month USLIBOR +5.000%), 12/16/2020	12/29/2016	4,331,250	4,368,437
7,000,000	[2]	Olam Nigeria, Series TF, 3.33%, (3-month USLIBOR +1.050%), 11/26/2018	9/26/2018	7,000,000	7,003,500
525,978		PT Angel, 3.825%, 12/1/2018	2/1/2018	718,286	525,978
2,571,429	[3,4,5]	REI Agro Ltd., 7.77225%, 10/31/2014			771,429
1,667,000	[4,5,6]	Seara, 5.8444%, 6/15/2017	10/29/2014 - 12/8/2014	1,658,665	866,840
5,500,000	[2]	Vicentin SIAC, 8.33920%, (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015 - 2/21/2018	5,483,036	5,513,750
		TOTAL			37,288,699
		Energy - Exploration & Production—7.3%
109,159	[4,5]	Circle Petro, 7.132%, 6/11/2018	11/7/2014	106,248	49,176
2,500,000	[2]	EGPC African Export-Import Bank (Afreximbank), 7.92275%, (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	2,500,000	2,491,250
3,756,789	[2,6]	EMP II, 12.24219%, (1-month USLIBOR +10.000%), 12/10/2018	12/18/2013 - 9/28/2018	3,689,984	1,157,091
5,250,000	[2]	KazMunaiGaz NV, 4.09219%, (1-month USLIBOR +1.850%), 3/31/2020	9/29/2016	5,211,850	5,255,250
4,564,715	[2]	L1E, 4.74219%, (1-month USLIBOR +2.500%), 12/30/2021	9/12/2017 - 9/28/2018	4,478,875	4,514,503
3,075,688	[2]	Nigerian Petro, 6.08413%, (3-month USLIBOR +3.750%), 6/17/2019	11/5/2015 - 1/18/2018	2,796,736	3,055,696
1,720,403	[2]	PT MaxPower, 9.88613%, (3-month USLIBOR + 7.500%), 3/31/2020	6/10/2015 - 9/28/2018	1,705,098	1,205,142
5,608,592	[2]	PT MaxPower, 7.8813% (3-month USLIBOR + 5.500%), 3/31/2020	6/10/2015 - 9/28/2018	5,558,699	3,928,819
2,708,333	[2]	Rosneft Oil Co., 4.24219%, (1-month USLIBOR +2.000%), 6/27/2019	9/18/2017	2,709,312	2,705,625
3,886,997	[2]	SHT, 4.38613%, (1-month USLIBOR +2.000%), 9/30/2020	8/26/2014	3,808,458	3,694,590
3,949,135	[2]	SNPC, 7.01375%, (3-month USLIBOR +4.900%), 3/4/2020	7/28/2015	3,949,135	3,753,653
1,733,333	[2]	Sonangol Finance Ltd., 5.69238%, (3-month USLIBOR +3.350%), 10/27/2021	4/23/2018	1,717,083	1,720,333
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Exploration & Production—continued
$3,337,745	[2]	Sonangol, 5.78613%, (3-month USLIBOR +3.400%), 7/30/2021	11/29/2016 - 4/3/2017	$3,218,002	$3,339,414
207,189	[4,5,6]	SV Oil & Natural Gas Ltd., 7.21956%, 9/14/2013	9/10/2009 - 6/7/2017	207,189	24,757
7,500,000	[2]	Yibal Export Pdo, 4.014348%, (1-month USLIBOR +1.600%), 6/30/2023	7/27/2016	7,426,750	7,503,750
		TOTAL			44,399,049
		Energy - Integrated Energy—1.7%
2,000,000	[2]	INA Industrija Nafte DD, 4.01063%, (6-month USLIBOR +1.500%), 8/19/2019	12/27/2016	2,000,000	1,997,000
1,300,739	[2]	Oando Insured, 10.88613%, (3-month USLIBOR +8.500%), 6/30/2019			1,300,739
557,459	[2]	Oando Uninsured, 10.88613%, (5-month USLIBOR +8.500%), 6/30/2019			555,787
6,500,000		Puma International Financing SA, 1.05%, 5/3/2019	6/29/2018	6,500,000	6,509,750
		TOTAL			10,363,276
		Energy - Oil Field Equipment & Services—0.7%
447,362	[2]	Ades Tranche C, 7.57175%, (3-month USLIBOR +5.000%), 4/19/2023	8/3/2018	447,362	447,138
3,111,111	[2]	Advanced Energy Systems SAE Series TF, 7.50125%, (3-month USLIBOR +5.000%), 4/19/2023	4/18/2018	3,111,111	3,109,556
700,000	[2]	Advanced Energy Systems SAE, 7.50125%, (3-month USLIBOR +5.000%), 4/19/2023	4/18/2018	700,000	699,650
		TOTAL			4,256,344
		Energy - Oil Refining and Marketing—3.7%
2,888,889	[2]	BB Energy, 3.90248%, (1-month USLIBOR +1.700%), 10/18/2018	10/17/2017 - 12/26/2017	2,888,889	2,887,444
6,645,833	[2]	Dangote, 9.0275%, (6-month USLIBOR +6.500%), 8/28/2020	6/20/2014 - 8/2/2018	6,612,083	6,708,969
2,487,477	[2]	Egypt, Government of, 3.96410%-4.76406%, (12-month USLIBOR +2.600%), 1/11/2019	10/9/2017 - 1/12/2018	2,487,477	2,487,477
3,079,151	[2]	Pakistan, Government of, 3.81780%-4.10178%, (12-month USLIBOR +2.220%), 11/19/2018	10/5/2017 - 11/21/2017	3,079,151	3,082,230
5,929,254	[2]	Pakistan, Government of, 3.83637%-4.49094%, (12-month USLIBOR +2.220%), 4/25/2019	12/15/2017 - 4/27/2018	5,929,254	5,938,147
2,065,252	[3,4,5]	Samir Energy II, 5.5415%, 12/31/2015	5/30/2014	2,057,288	1,033,659
		TOTAL			22,137,926
		Finance/Banks/Brokers—20.8%
5,000,000	[2]	Access Bank PLC, 5.92475%, (6-month USLIBOR +3.400%), 2/7/2019	2/8/2018	4,980,015	5,000,000
6,000,000	[2]	Banco Bradesco SA, 2.71813%, (3-month USLIBOR +0.400%), 10/1/2018	5/29/2018	6,000,000	5,991,000
13,000,000	[2]	Banco Colombia, 2.63531%, (1-month USLIBOR +0.300%), 10/23/2018	9/28/2018	13,000,000	13,000,000
10,000,000	[2]	Banco De Credito, 2.38444%, (1-month USLIBOR +0.250%), 10/16/2018	9/28/2018	10,000,000	10,000,000
5,000,000	[2]	Banco Do Brasil S.A., 2.99238%, (3-month USLIBOR +0.650%), 1/29/2019	3/12/2018	5,000,000	4,997,500
5,500,000	[2]	Banco Do Brasil S.A., 3.09325%, (3-month USLIBOR +0.750%), 2/8/2019	6/28/2018	5,500,000	5,513,750
3,000,000	[2]	Banco Industrial Guatemala, 3.76748%, (3-month USLIBOR +1.400%), 11/13/2018	7/26/2018	3,000,000	3,009,000
5,000,000	[2]	Banco Industrial, 3.93919%, (3-month USLIBOR +1.600%), 1/15/2019	1/30/2018	5,000,000	5,000,000
5,000,000	[2]	Banco Itau Corpbanca S.A., 2.83683%, (6-month USLIBOR +0.400%), 12/17/2018	7/26/2018	5,000,000	5,015,000
5,000,000	[2]	Banco Santander Brasil SA, 3.01638%, (3-month USLIBOR +0.650%), 12/21/2018	3/15/2018	5,000,000	5,000,000
5,000,000	[2]	Banco Supervielle SA, 5.16375%, (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	4,967,500	5,002,500
5,000,000	[2]	Bancolombia S.A., 2.96947%, (6-month USLIBOR +0.500%), 1/2/2019	7/26/2018	5,000,000	4,985,000
5,000,000	[2]	Bank of Fujairah, 3.28275%, (6-month USLIBOR +0.725%), 3/12/2019	3/28/2018	5,000,000	4,997,500
6,500,000	[2]	Doha Bank, 2.91025%, (3-month USLIBOR +0.600%), 5/23/2019	8/22/2018	6,500,000	6,483,750
105,127		Ecobank Transnational, Inc., 3.188%, 3/28/2019	9/26/2018	105,127	105,285
5,000,000	[2]	Itau Unibanco Holding SA, 2.88575%, (3-month USLIBOR +0.550%), 10/1/2018	4/26/2018	5,000,000	4,997,500
4,500,000	[2]	National Bank of Egypt, 5.31713%, (6-month USLIBOR +2.750%), 3/16/2020	7/10/2018	4,500,000	4,491,000
10,000,000	[2]	Santander Brazil, 2.69219%, (1-month USLIBOR +0.450%), 11/27/2018	9/28/2018	10,000,000	10,000,000
9,000,000	[2]	Santander Chile, 2.4205%, (1-month USLIBOR +0.300%), 12/7/2018	9/28/2018	9,000,000	9,000,000
5,000,000	[2]	United Bank for Africa PLC, 5.33413%, (3-month USLIBOR +3.000%), 12/19/2018	12/27/2017	4,976,500	4,995,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Finance/Banks/Brokers—continued
$1,153,846	[2]	Veb, 5.7805%, (6-month USLIBOR +3.250%), 1/31/2020	11/21/2013	$1,153,846	$1,155,000
260,035		Yapi ve Kredi Bankasi A.S., 3.86947%, 10/11/2018	3/27/2018	254,993	254,574
1,306,263		Yapi ve Kredi Bankasi A.S., 3.89961%, 11/5/2018	3/27/2018	1,280,939	1,278,832
5,000,000	[2]	Zenith Bank (Ghana) Ltd., 5.573%, (6-month USLIBOR +3.050%), 2/28/2019	3/2/2018	5,000,000	4,995,000
		TOTAL			125,267,191
		Foreign Sovereign—13.6%
3,705,128	[2]	Armenia International Airports CJSC, 8.00438%, (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	3,742,179	3,736,622
6,000,000	[2]	Bank of Industry, 8.32275%, (3-month USLIBOR +6.000%), 1/21/2021	6/5/2018	6,000,000	6,006,000
5,000,000	[2]	Bank of Kigali Ltd., 8.59856%, (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	5,000,000	4,977,500
4,000,000	[2]	Bank of Lao, 6.73613%, (3-month USLIBOR +4.350%), 12/29/2019	11/30/2015	3,990,000	4,000,000
2,599,821	[2]	Djibouti, Government of, 5.26482%-5.9960%, (1-month USLIBOR +3.800%), 11/16/2018	8/13/2018 - 9/14/2018	2,599,820	2,603,720
6,000,000	[2]	Golar Hill Corp., 3.91018%, (6-month USLIBOR +1.600%), 12/31/2018	3/26/2018	6,000,000	6,000,000
7,500,000	[2]	ITFC Turk Eximbank, 3.57803%, (12-month USLIBOR +1.550%), 12/8/2018	3/12/2018	7,500,000	7,503,750
3,333,333	[2]	JSC Partnership, 6.89663%, (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	3,379,000	3,403,333
5,200,000	[2]	Kenya, Government of, 7.50313%, (6-month USLIBOR +5.000%), 4/18/2019	4/17/2017 - 4/27/2017	5,188,750	5,181,800
4,000,000	[2]	Kenya, Government of, 7.90313%, (6-month USLIBOR +5.400%), 3/9/2020	5/30/2018	4,009,500	4,012,000
4,094,448	[2]	Maldives, Government of, 4.59558%-4.92827%, (3-month USLIBOR +2.900%), 4/4/2019	6/8/2018 - 9/11/2018	4,094,448	4,104,684
5,000,000	[2]	Ministry of Finance Tanzania, 7.7025%, (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	4,970,000	5,005,000
4,000,000	[2]	Ministry of Finance Zambia, 8.50875%, (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	4,000,000	3,996,000
4,998,018	[2]	Pakistan, Government of, 4.73397%-4.77607%, (12-month USLIBOR +2.220%), 7/18/2019	6/15/2018 - 7/20/2018	4,998,018	4,998,018
6,667,000	[2]	Sri Lanka, Government of, 4.49875%, (6-month USLIBOR +2.000%), 5/26/2020	9/12/2017 - 5/29/2018	6,651,209	6,673,667
4,863,012		Tunisia, Government of, 2.418%, 2/25/2019	4/23/2018 - 8/28/2018	4,863,012	4,863,012
4,869,620		Tunisia, Government of, 2.418%, 3/27/2019	6/13/2018 - 9/27/2018	4,869,620	4,876,925
		TOTAL			81,942,031
		Government Guarantee—0.4%
2,500,000	[2]	Trade Bank of Iraq, 5.00683%-5.50%, (3-month USLIBOR +3.250%), 7/1/2019	4/5/2017 - 9/20/2017	2,500,000	2,492,500
		Services—Airlines—0.6%
3,717,949	[2]	Pakistan International Airlines, 5.36219%, (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	3,680,769	3,704,936
		Services - Building & Construction—0.7%
4,444,967	[2,6]	SBG Ltd., 6.381%, (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	4,222,719
		Services - Railroads—1.2%
3,291,451	[2]	Autopistas Urbanas SA (AUSA), 5.81375%, (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 - 11/13/2017	3,242,079	3,273,348
4,333,334	[2]	Ethiopian Railway Corp., 6.28050%, (6-month USLIBOR +3.750%), 7/8/2021	5/4/2017	4,333,333	4,329,000
		TOTAL			7,602,348
		Services - Support-Services—1.0%
5,943,225	[2]	Airport International Group, 4.265%, (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	5,558,500	5,964,026
		Services - Transportation Excluding Air/Rail—2.1%
5,600,000	[2]	Asyaport, 6.90813%, (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	5,600,000	5,605,600
3,500,000	[2]	Navig8V8, 4.89219%, (3-month USLIBOR +2.650%), 10/26/2018	7/27/2016	3,500,000	3,503,500
3,500,000	[2]	Navig8VL8, 4.89219%, (3-month USLIBOR +2.650%), 10/26/2018	7/27/2016	3,500,000	3,503,500
		TOTAL			12,612,600
		Supranational—3.4%
5,000,000	[2]	Africa Finance Corp., 3.38863%, (3-month USLIBOR +1.050%), 12/15/2020	3/21/2018	4,971,500	4,960,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Supranational—continued
$5,000,000	[2]	African Export-Import Bank (Afreximbank), 3.63613%, (3-month USLIBOR +1.500%), 5/8/2019	6/28/2017	$4,967,500	$4,992,500
3,000,000	[2]	African Export-Import Bank (Afreximbank), 3.53613%, (3-month USLIBOR +1.150%), 6/28/2020	7/26/2018	2,995,250	3,003,000
7,500,000	[2]	PTA Bank, 4.63313%, (1-month USLIBOR +2.300%), 10/4/2018	10/11/2016	7,500,000	7,515,000
		TOTAL			20,470,500
		Telecommunications - Fixed Line—0.8%
4,925,000	[2]	INT Towers, 7.0892%, (3-month USLIBOR +4.750%), 12/10/2021	2/17/2015 - 12/4/2017	4,895,000	4,885,600
		Telecommunications - Wireless—1.3%
3,300,000	[2]	MTN Group Ltd., 4.46263%, (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018	4,477,500	3,293,400
2,347,646		Zain Telecommunications, 5.01328%, 12/5/2018	8/14/2018	2,311,275	2,299,519
2,221,991		Zain Telecommunications, 5.09247%, 11/30/2018	7/2/2018	2,175,522	2,176,440
		TOTAL			7,769,359
		Utility - Electric-Generation—1.9%
3,042,449	[2]	Casablanca & Giacote Solar PV Project, 5.14%, (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	2,981,600	3,037,886
1,557,747	[2]	Egypt Electric AfreximBK, 7.75813%, (3-month USLIBOR +5.250%), 4/10/2020	8/3/2017	1,557,747	1,560,083
2,059,000	[2]	Egypt Electric, 6.59050%, (3-month USLIBOR +4.250%), 5/5/2020	12/11/2015	2,038,410	2,029,144
3,750,000	[2]	Ministry of Finance Bangladesh, 7.4796%, (6-month USLIBOR +5.000%), 5/26/2019	1/18/2016	3,731,250	3,729,375
1,250,000	[2]	MOF Angola Soyo, 7.88613%, (3-month USLIBOR +5.500%), 12/30/2019	3/29/2016	1,244,649	1,240,000
		TOTAL			11,596,488
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $534,374,409)			517,491,411
		INVESTMENT COMPANY—11.3%
67,988,445		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.18%[7] (IDENTIFIED COST $67,987,238)			68,002,043
		TOTAL INVESTMENT IN SECURITIES-97.5% (IDENTIFIED COST $604,914,850)[8]			588,038,365
		OTHER ASSETS AND LIABILITIES-NET—2.5%[9]			14,846,063
		TOTAL NET ASSETS—100%			$602,884,428
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2018	36,648,841
Purchases/Additions	203,216,355
Sales/Reductions	(171,876,751)
Balance of Shares Held 9/30/2018	67,988,445
Value	$68,002,043
Change in Unrealized Appreciation/Depreciation	$18,471
Net Realized Gain/(Loss)	$7,441
Dividend Income	$899,035
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2018, these restricted securities amounted to $518,840,272, which represented 86.1% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Principal amount and interest were not paid upon final maturity.
4	Issuer in default.
5	Non-income-producing security.
Semi-Annual Shareholder Report

6	Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
7	7-day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$1,348,861	$1,348,861
Corporate Bond	—	1,196,050	—	1,196,050
Trade Finance Agreements	—	—	517,491,411	517,491,411
Investment Company	68,002,043	—	—	68,002,043
TOTAL SECURITIES	$68,002,043	$1,196,050	$518,840,272	$588,038,365
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. The majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists which are unobservable, and a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists' inputs being proprietary and unobservable in the market place, these investments are determined to be Level 3 securities. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees. See the Fair Valuation and Significant Events Procedures section of the accompanying Notes to Financial Statements for more information.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Security	Investments in Trade Finance Agreements
Balance as of March 31, 2018	$2,506,292	$488,567,085
Accrued discount/premiums	10,422	639,991
Realized gain (loss)	9,767	(7,705,262)
Change in unrealized appreciation (depreciation)	(10,954)	8,488,224
Purchases	—	243,404,189
(Sales)	(1,166,666)	(215,902,816)
Security type transferred out	—	—
Security type transferred in	—	—
Balance as of September 30, 2018	$1,348,861	$517,491,411
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2018	$(7,723)	$(1,381,596)
The following acronyms are used throughout this portfolio:
CJSC	—Closed Joint-Stock Company
LIBOR	— London Interbank Offered Rate
PJSC	— Public Joint-Stock Company
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2018	Year Ended March 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.06	$9.21	$9.32	$9.37	$9.65	$9.77
Income From Investment Operations:
Net investment income (loss)	0.22	0.39	0.39	0.38	0.37[1]	0.43
Net realized and unrealized gain (loss)	0.02	(0.14)	(0.11)	(0.06)	(0.27)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.25	0.28	0.32	0.10	0.33
Less Distributions:
Distributions from net investment income	(0.22)	(0.40)	(0.39)	(0.37)	(0.38)	(0.43)
Distributions from net realized gain	—	—	—	—	—	(0.02)
TOTAL DISTRIBUTIONS	(0.22)	(0.40)	(0.39)	(0.37)	(0.38)	(0.45)
Net Asset Value, End of Period	$9.08	$9.06	$9.21	$9.32	$9.37	$9.65
Total Return[2]	2.63%	2.79%	3.04%	3.46%	1.04%	3.47%
Ratios to Average Net Assets:
Net expenses	0.12%[3]	0.18%	0.18%	0.22%	0.16%	0.08%
Net investment income	4.81%[3]	4.27%	4.24%	4.07%	3.90%	4.33%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.10%	0.12%	0.19%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$602,884	$555,329	$490,175	$486,124	$504,824	$464,440
Portfolio turnover	25%	51%	47%	47%	51%	65%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $68,002,043 of investment in an affiliated holding (identified cost $604,914,850)		$588,038,365
Cash		5,863,308
Cash denominated in foreign currencies (identified cost $1,418)		1,434
Income receivable		4,932,749
Income receivable from an affiliated holding		356,528
Receivable for investments sold		4,322,056
TOTAL ASSETS		603,514,440
Liabilities:
Payable for investments purchased	$3,000
Payable for drawdown fees	25,628
Income distribution payable	451,314
Payable for Directors'/Trustees' fees (Note 5)	188
Payable for auditing fees	43,665
Payable for portfolio accounting fees	87,561
Accrued expenses (Note 5)	18,656
TOTAL LIABILITIES		630,012
Net assets for 66,401,697 shares outstanding		$602,884,428
Net Assets Consist of:
Paid-in capital		$642,976,986
Net unrealized depreciation		(16,876,469)
Accumulated net realized loss		(23,509,902)
Undistributed net investment income		293,813
TOTAL NET ASSETS		$602,884,428
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$602,884,428 ÷ 66,401,697 shares outstanding, no par value, unlimited shares authorized		$9.08
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2018 (unaudited)
Investment Income:
Interest		$13,320,470
Dividends received from an affiliated holding*		899,035
TOTAL INCOME		14,219,505
Expenses:
Investment adviser fee (Note 5)	$288,742
Custodian fees	12,870
Transfer agent fee	20,114
Directors'/Trustees' fees (Note 5)	5,400
Auditing fees	55,595
Portfolio accounting fees	190,556
Share registration costs	410
Printing and postage	8,157
Risk insurance expense (Note 5)	41,579
Miscellaneous (Note 5)	6,330
TOTAL EXPENSES	629,753
Waiver/reimbursement of investment adviser fee (Note 5)	$(288,742)
Net expenses		341,011
Net investment income		13,878,494
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $7,441 on sales of investments in an affiliated holding*)		(7,443,743)
Net realized loss on foreign currency transactions		(55)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $18,471 on investments in an affiliated holding*)		8,502,057
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency		(48)
Net realized and unrealized gain on investments and foreign currency transactions		1,058,211
Change in net assets resulting from operations		$14,936,705
*	See information listed after the Fund's Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2018	Year Ended 3/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,878,494	$22,395,412
Net realized loss	(7,443,798)	(4,857,658)
Net change in unrealized appreciation/depreciation	8,502,009	(3,123,099)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,936,705	14,414,655
Distributions to Shareholders:
Distributions from net investment income	(13,708,087)	(23,069,621)
Share Transactions:
Proceeds from sale of shares	36,814,618	61,009,257
Net asset value of shares issued to shareholders in payment of distributions declared	11,416,903	19,485,032
Cost of shares redeemed	(1,905,000)	(6,685,200)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	46,326,521	73,809,089
Change in net assets	47,555,139	65,154,123
Net Assets:
Beginning of period	555,329,289	490,175,166
End of period (including undistributed net investment income of $293,813 and $123,406, respectively)	$602,884,428	$555,329,289
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
For the Six Months Ended September 30, 2018 (unaudited)
Cash Flows from Operating Activities:
Net increase in net assets from operations	$14,936,705
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(264,451,797)
Proceeds from disposition of investment securities	243,650,805
Purchase of short-term investments, net	(31,334,620)
Increase in income receivable	(1,060,028)
Amortization of premium/discount, net	(404,635)
Decrease in prepaid expenses	46,104
Decrease in receivable for investments sold	5,839,802
Decrease in payable for investments purchased	(244,735)
Decrease in drawdown fees	(19,227)
Decrease in accrued expenses	(203,589)
Net realized loss on investments	7,443,743
Net realized loss on foreign currency and foreign currency related transactions	55
Change in unrealized depreciation on investments	(8,502,057)
Change in unrealized appreciation of translation of assets and liabilities in foreign currency	48
NET CASH USED BY OPERATING ACTIVITIES	(34,303,426)
Cash Flows Provided by/Used in Financing Activities:
Proceeds from sale of shares	36,814,618
Payment for shares redeemed	(1,905,000)
Cash distributions paid	(2,137,476)
NET CASH PROVIDED BY FINANCING ACTIVITIES	32,772,142
Net decrease in cash	(1,531,284)
Cash at beginning period	7,396,026
Cash at end of period	$5,864,742
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $11,416,903.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2018 (unaudited)
1. ORGANIZATION
Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act 1933 (the ”1933 Act”) and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the 1933 Act, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Semi-Annual Shareholder Report

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $288,742 is disclosed in various locations in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At September 30, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2018	Year Ended 3/31/2018
Shares sold	4,052,976	6,673,773
Shares issued to shareholders in payment of distributions declared	1,257,545	2,136,098
Shares redeemed	(209,802)	(731,178)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	5,100,719	8,078,693
4. FEDERAL TAX INFORMATION
At September 30, 2018, the cost of investments for federal tax purposes was $604,914,850. The net unrealized depreciation of investments for federal tax purposes was $16,876,485. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,100,722 and net unrealized depreciation from investments for those securities having an excess of cost over value of $17,977,207.
At March 31, 2018, the Fund had a capital loss carryforward of $16,000,523 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,925,720	$14,074,803	$16,000,523
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their respective fees (if any), and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights excluding fees and expenses that may be charged by the Adviser and its affiliates, operating expenses associated with premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund's shares (after the voluntarily waivers and reimbursements) will not exceed 0.15% (the “Fee Limit”) of the Fund's average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended September 30, 2018, the Adviser voluntarily waived $266,670 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2018, the Adviser reimbursed $22,072.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund paid by Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2018, the Sub-Adviser earned a fee of $1,126,093.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of September 30, 2018, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2018, were as follows:
Purchases	$87,551,164
Sales	$111,607,989
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At September 30, 2018, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Brazil	8.17%
Nigeria	7.38%
Qatar	3.21%
Chile	3.15%
Colombia	3.09%
Argentina	3.01%
Pakistan	2.94%
United Arab Emirates	2.91%
Egypt	2.88%
Russia	2.86%
Kenya	2.77%
Tanzania, United Republic of	2.76%
South Africa	2.62%
Turkey	2.62%
Indonesia	2.52%
Saudi Arabia	2.25%
Tunisia	1.62%
Guatemala	1.33%
Gabon	1.33%
Angola	1.29%
Oman	1.25%
Singapore	1.16%
Kazakhstan	1.14%
Sri Lanka	1.11%
Luxembourg	1.08%
Gambia	1.03%
Cameroon, United Republic of	1.00%
Ukrainian Ssr	1.00%
Jordan	1.00%
Senegal	0.83%
Ghana	0.83%
Panama	0.83%
Rwanda	0.83%
Semi-Annual Shareholder Report

Country	Percentage of Total Net Assets
Germany, Federal Republic of	0.75%
Kuwait	0.75%
Ethiopia	0.72%
Maldives	0.68%
Lao Peoples Democratic Republic	0.66%
Zambia	0.66%
Paraguay	0.64%
Congo	0.62%
Armenia	0.62%
Bangladesh	0.62%
Chad	0.61%
Georgia	0.57%
Uruguay	0.50%
Bahrain	0.50%
Lebanon	0.48%
Djibouti	0.43%
Iraq	0.41%
Mongolia	0.41%
Denmark	0.40%
Kampuchea, Democratic	0.37%
Croatia	0.33%
Cayman Islands	0.22%
Macau	0.17%
Botswana	0.13%
India	0.13%
Togo	0.02%
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2018, there were no outstanding loans. During the six months ended September 30, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 to September 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2018	Ending Account Value 9/30/2018	Expenses Paid During Period[1]
Actual	$1,000.00	$1,026.30	$0.61[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.50	$0.61[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 5 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.76 and $0.76, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Project and Trade Finance Core Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding the contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
Although Federated Investment Management Company (the “Adviser”) charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by the Adviser or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. However, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety
Semi-Annual Shareholder Report

of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, as among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of expenses, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Semi-Annual Shareholder Report

The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
Semi-Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Project and Trade Finance Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103

41216 (11/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2018